Shareholder Report, Holdings (Details)	May 31, 2026
C000222038 | Top10HoldingU.S. Treasury NotesBNY-91282CGH8
Holdings [Line Items]
Percent of Net Asset Value	12.90%
C000222038 | Top10HoldingFederal National Mortgage Assn.BNY-3140Y7H84
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000222038 | Top10HoldingFederal Home Loan MortgageBNY-3132DUQU4
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000222038 | Top10HoldingAlly Bank Auto Credit-Linked NotesBNY-02007G6P3
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000222038 | Top10HoldingKKRBNY-48254UAE5
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000222038 | Top10HoldingJPMorgan Mortgage TrustBNY-46594RAA3
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000222038 | Top10HoldingHyundai Capital AmericaBNY-44891AEK9
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000222038 | Top10HoldingHardee's FundingBNY-411707AM4
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000222038 | Top10HoldingMedline BorrowerBNY-62482BAA0
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000222038 | Top10HoldingBarclaysBNY-06738EAW5
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000222038 | Other0BNY-76105YYY9
Holdings [Line Items]
Percent of Net Asset Value	(0.70%)
C000222038 | 0BNY-62482BAA0
Holdings [Line Items]
Percent of Net Asset Value	38.40%
C000222038 | 0BNY-44148JAA7
Holdings [Line Items]
Percent of Net Asset Value	25.50%
C000222038 | 0BNY-91282CGH8
Holdings [Line Items]
Percent of Net Asset Value	12.90%
C000222038 | 0BNY-85213XAA9
Holdings [Line Items]
Percent of Net Asset Value	10.80%
C000222038 | 0BNY-3132DUQU4
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000222038 | 0BNY-80413TBP3
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000222038 | 0BNY-12675UAA0
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000222038 | 0BNY-BL3768035
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000222038 | 0BNY-76105YYY9
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000222039 | Top10HoldingU.S. Treasury NotesBNY-91282CGH8
Holdings [Line Items]
Percent of Net Asset Value	12.90%
C000222039 | Top10HoldingFederal National Mortgage Assn.BNY-3140Y7H84
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000222039 | Top10HoldingFederal Home Loan MortgageBNY-3132DUQU4
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000222039 | Top10HoldingAlly Bank Auto Credit-Linked NotesBNY-02007G6P3
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000222039 | Top10HoldingKKRBNY-48254UAE5
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000222039 | Top10HoldingJPMorgan Mortgage TrustBNY-46594RAA3
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000222039 | Top10HoldingHyundai Capital AmericaBNY-44891AEK9
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000222039 | Top10HoldingHardee's FundingBNY-411707AM4
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000222039 | Top10HoldingMedline BorrowerBNY-62482BAA0
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000222039 | Top10HoldingBarclaysBNY-06738EAW5
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000222039 | Other0BNY-76105YYY9
Holdings [Line Items]
Percent of Net Asset Value	(0.70%)
C000222039 | 0BNY-62482BAA0
Holdings [Line Items]
Percent of Net Asset Value	38.40%
C000222039 | 0BNY-44148JAA7
Holdings [Line Items]
Percent of Net Asset Value	25.50%
C000222039 | 0BNY-91282CGH8
Holdings [Line Items]
Percent of Net Asset Value	12.90%
C000222039 | 0BNY-85213XAA9
Holdings [Line Items]
Percent of Net Asset Value	10.80%
C000222039 | 0BNY-3132DUQU4
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000222039 | 0BNY-80413TBP3
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000222039 | 0BNY-12675UAA0
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000222039 | 0BNY-BL3768035
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000222039 | 0BNY-76105YYY9
Holdings [Line Items]
Percent of Net Asset Value	1.10%